Noncash Investing and Financing Transactions that are Not Reflected in the Consolidated Statement of Cash Flows (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Noncash or Part Noncash Acquisitions [Line Items]
Transfers from loans to other assets for OREO	$ 16	$ 11	$ 11
Assets of consolidated VIEs	3,419	15,249
Liabilities of consolidated VIEs	3,478	13,949
Non-controlling interests of consolidated VIEs	29	699
Disposition of business	544
Issuance of common stock for acquisitions			$ 85